Consolidated Statements of Income and Comprehensive Income - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Total net revenues	$ 567,031
Total cost of revenues	85,304
Gross profit	481,727
Operating expenses:
Professional fee	185,940	123,312
General and administrative	188,402	254,908
Total operating expenses	374,342	378,220
Income (loss) from operations	107,385	(378,220)
Other expenses(income)
Total other expense
Income(loss) before income taxes provisions	107,385	(378,220)
Income tax provisions
Net income from continued operations	107,385	(378,220)
Net loss from discontinued operations	(256,947)	(264,827)
Net income(loss)	(149,562)	(643,047)
Foreign currency translation adjustment	21,310	29,105
Total comprehensive income(loss)	$ (128,252)	$ (613,942)
Earnings per common share
Basic (in Dollars per share)	$ 0	$ (0.01)
Weighted average common shares outstanding
Basic (in Shares)	111,120,000	100,000,000
Third Parties
Total net revenues	$ 446,785
Total cost of revenues	61,399
Related Parties
Total net revenues	120,246
Total cost of revenues	$ 23,905